497(e)
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED JUNE 1, 2011 TO THE CURRENT PROSPECTUSES FOR EQUI-VEST(R) EXPRESS(SM) (SERIES 700 AND 701)

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This Supplement updates certain information in the most recent prospectuses and statements of additional information you received and in any supplements to the prospectuses and statements of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

Please note the following change described below.

In "Charges and Expenses" under "Charges under the contracts" under "Death and purchase of annuity", the following section is added immediately after the second bullet:

APPLICABLE ONLY TO CONTRACTS SOLD TO EMPLOYEES OF OCE BUSINESS SERVICES, INC. WHO QUALIFY FOR OCE BUSINESS SERVICES, INC.--SUPPLEMENTAL INCENTIVE PLAN ("SIP")

No withdrawal charges will apply if the Annuitant has completed at least 6 contract years and has attained age 59-1/2.












EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
                  Distributed by affiliate AXA Advisors, LLC
               1290 Avenue of the Americas, New York, NY 10104.
   Copyright 2011 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

888-125 (5/11)                                                CAT #147292 (5/11)
700, 701 NB/IF (MAIL)                                                     x03574